Loans - Loans Modified in a TDR (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) contract	Dec. 31, 2016 USD ($) contract	Dec. 31, 2015 USD ($) contract
Receivables [Abstract]
Subsequent default, number of contracts | contract	0	1	1
Subsequent default, recorded investment		$ 900	$ 800
Financing Receivable, Modifications [Line Items]
Number of contracts | contract	44	21	21
Pre- modification recorded investment	$ 26,132	$ 12,543	$ 14,283
Modification: interest capitalization	1,345	81	1,168
Post- modification recorded investment	27,477	12,624	$ 15,451
TDRs outstanding, Accrual	68,992	44,219
TDRs outstanding, Non-accrual	$ 7,094	6,545
Commercial real estate loans
Financing Receivable, Modifications [Line Items]
Number of contracts | contract	2		1
Pre- modification recorded investment	$ 1,544		$ 1,000
Modification: interest capitalization	0		87
Post- modification recorded investment	1,544		$ 1,087
TDRs outstanding, Accrual	3,108	1,702
TDRs outstanding, Non-accrual	$ 1,471	$ 1,539
Residential mortgage loans
Financing Receivable, Modifications [Line Items]
Number of contracts | contract	42	21	20
Pre- modification recorded investment	$ 24,588	$ 12,543	$ 13,283
Modification: interest capitalization	1,345	81	1,081
Post- modification recorded investment	25,933	12,624	$ 14,364
TDRs outstanding, Accrual	64,879	41,473
TDRs outstanding, Non-accrual	5,623	5,006
Commercial loans
Financing Receivable, Modifications [Line Items]
TDRs outstanding, Accrual	1,005	1,044
TDRs outstanding, Non-accrual	$ 0	$ 0